DESCRIPTION OF BUSINESS AND GOING CONCERN (Details Narrative) - USD ($)				3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 03, 2025	Jan. 28, 2025	Jan. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Reverse stock split	1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation
Common stock, par value		$ 0.001	$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001
Net loss				$ 821,409	$ 857,644	$ 822,900	$ 313,507	$ 1,679,053	$ 1,136,407	$ 2,757,687	$ 920,418
Cash and cash equivalents				21,344				21,344		156,087	152,417
Accumulated deficit				$ 6,453,752				$ 6,453,752		$ 4,774,699	$ 2,017,012
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-140	On January 28, 2025, the Company filed a Certificate of Amendment to its Certificate to Incorporation to: (i) effect a reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”) at a ratio of 1 post-split share for every 140 pre-split shares; and (ii) to change the name of the Company to Bimergen Energy Corporation.	1-for-140
Common stock, par value		$ 0.001	$ 0.001